Mineral Rights and Properties (Details) - Schedule of mineral rights and properties - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cost [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	$ 620,048	$ 545,151
Carrying amounts
Capitalized expenditures	42,254	44,426
Acquisition		13,135
Environmental rehabilitation	(248)	812
Derecognition		(185)
Foreign currency translation impact	(42,596)	16,709
Balance at end of year	619,458	620,048
Impairment and accumulated depletion [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	(293,600)	(267,722)
Carrying amounts
Depletion	(21,087)	(18,569)
Derecognition		185
Impairment	(20,211)
Foreign currency translation impact	18,866	(7,494)
Balance at end of year	(316,032)	(293,600)
Carrying amounts [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	326,448
Carrying amounts
Balance at end of year	303,426	326,448
Producing and development properties Ying Mining District [Member] | Cost [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	397,335	348,000
Carrying amounts
Capitalized expenditures	35,632	37,307
Acquisition
Environmental rehabilitation	(224)	(68)
Derecognition
Foreign currency translation impact	(30,731)	12,096
Balance at end of year	402,012	397,335
Producing and development properties Ying Mining District [Member] | Impairment and accumulated depletion [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	(143,264)	(122,977)
Carrying amounts
Depletion	(18,689)	(15,974)
Derecognition
Impairment
Foreign currency translation impact	11,091	(4,313)
Balance at end of year	(150,862)	(143,264)
Producing and development properties Ying Mining District [Member] | Carrying amounts [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	254,071
Carrying amounts
Balance at end of year	251,150	254,071
Producing and development properties BYP [Member] | Cost [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	65,092	64,609
Carrying amounts
Capitalized expenditures
Acquisition
Environmental rehabilitation	(36)	(18)
Derecognition
Foreign currency translation impact	(1,192)	501
Balance at end of year	63,864	65,092
Producing and development properties BYP [Member] | Impairment and accumulated depletion [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	(57,521)	(57,264)
Carrying amounts
Depletion
Derecognition
Impairment
Foreign currency translation impact	610	(257)
Balance at end of year	(56,911)	(57,521)
Producing and development properties BYP [Member] | Carrying amounts [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	7,571
Carrying amounts
Balance at end of year	6,953	7,571
Producing and development properties GC [Member] | Cost [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	124,906	115,610
Carrying amounts
Capitalized expenditures	4,839	4,507
Acquisition
Environmental rehabilitation	12	898
Derecognition
Foreign currency translation impact	(9,639)	3,891
Balance at end of year	120,118	124,906
Producing and development properties GC [Member] | Impairment and accumulated depletion [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	(92,815)	(87,296)
Carrying amounts
Depletion	(2,398)	(2,595)
Derecognition
Impairment
Foreign currency translation impact	7,165	(2,924)
Balance at end of year	(88,048)	(92,815)
Producing and development properties GC [Member] | Carrying amounts [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	32,091
Carrying amounts
Balance at end of year	32,070	32,091
Exploration and evaluation properties RZY [Member] | Cost [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year		185
Carrying amounts
Capitalized expenditures
Acquisition
Environmental rehabilitation
Derecognition		(185)
Foreign currency translation impact
Balance at end of year
Exploration and evaluation properties RZY [Member] | Impairment and accumulated depletion [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year		(185)
Carrying amounts
Depletion
Derecognition		185
Impairment
Foreign currency translation impact
Balance at end of year
Exploration and evaluation properties RZY [Member] | Carrying amounts [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year
Carrying amounts
Balance at end of year
Exploration and evaluation properties Kuanping [Member] | Cost [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	13,380
Carrying amounts
Capitalized expenditures	907	24
Acquisition		13,135
Environmental rehabilitation
Derecognition
Foreign currency translation impact	(1,034)	221
Balance at end of year	13,253	13,380
Exploration and evaluation properties Kuanping [Member] | Impairment and accumulated depletion [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year
Carrying amounts
Depletion
Derecognition
Foreign currency translation impact
Balance at end of year
Exploration and evaluation properties Kuanping [Member] | Carrying amounts [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	13,380
Carrying amounts
Balance at end of year	13,253	13,380
Exploration and evaluation properties La Yesca [Member] | Cost [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	19,335	16,747
Carrying amounts
Capitalized expenditures	876	2,588
Acquisition
Environmental rehabilitation
Derecognition
Foreign currency translation impact
Balance at end of year	20,211	19,335
Exploration and evaluation properties La Yesca [Member] | Impairment and accumulated depletion [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year
Carrying amounts
Depletion
Derecognition
Impairment	(20,211)
Foreign currency translation impact
Balance at end of year	(20,211)
Exploration and evaluation properties La Yesca [Member] | Carrying amounts [Member]
Mineral Rights and Properties (Details) - Schedule of mineral rights and properties [Line Items]
Balance at beginning year	19,335
Carrying amounts
Balance at end of year		$ 19,335